Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

17. BUSINESS COMBINATION

Mengwei Stores

On January 12, 2021, SH DDC entered into a purchase agreement (the “SPA”) with Mr. Liao Xuefeng and three entities controlled by Mr. Liao Xuefeng, which are Chongqing Meng Wei Technology Co., Ltd., Chongqing Yizhichan Leisure Food E-commerce Service Department and Chongqing Wei Bang Internet Technology Co., Ltd. (“the Sellers”), to acquire a number of online stores (“collectively referred to as Mengwei Stores”). Mengwei Stores are principally engaged in online sales of self-heated hotpots. The Company further entered into a store operation agreement (“Store Operation Agreement”) with the Sellers on the same date that the Sellers shall operate and manage Mengwei Stores under the instructions of the Company since January 12, 2021, yet the legal name of these stores are still registered with the E-commerce platforms under the Sellers.

Acquisition of Mengwei Stores shall diversify the Company’s existing business portfolio, and broaden the source of income of the Company.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations.

The total consideration payable by the Company comprises fixed cash consideration of RMB3.0 million and contingent cash consideration on achievement of Mengwei Stores’ GMV (as defined in the SPA) and net profit for each performance period from January 2021 to March 2022 (as defined in the SPA). The potential undiscounted amount of all future payments that could be required to be paid under the contingent consideration arrangement is between RMB nil and RMB4.5 million. The fair value of the contingent consideration payable of RMB3.3 million as of January 12, 2021 and RMB0.6 million as of December 31, 2021 were estimated by applying income approach which considers the present value of the expected future payment, discounted using a risk- adjusted discount rate of 12.4% as of January 12, 2021 and 12.7% as of December 31, 2021, that are not observable in the market (level 3 inputs).

In addition, the Company will grant share options to Mr. Liao Xuefeng and Mr. Zheng Haohua, holder of 10.0% equity interests in Chongqing Meng Wei Technology Co., Ltd. (“the Selling Shareholders”) at the end of each performance period, depending on achievement of Mengwei Stores’ GMV (as defined in the SPA) and net profit for each performance period from January 2021 to March 2022 (as defined in the SPA). Such share options will be fully vested upon each of the grant and enable Selling Shareholders to acquire the Company’s ordinary shares at the stated nominal exercise price upon the completion of Company’s IPO. Each share option has a contractual life of 10 years. As of December 31, 2022, the Company had granted 721 (as adjusted for 1:25 reverse split) share options to Mr. Liao Xuefeng and 80 (as adjusted for 1:25 reverse split) share options to Mr. Zheng Haohua, respectively, in connection with the achievements of the performance target. As the Selling Shareholders are continuously providing services to the Company under the Company’s instructions to operate the online stores and such contingent payments are linked to the achievement of performance target at the end of each service period, these share options will be accounted for as share-based compensation.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Considerations
Consideration - Cash payable	3,000,000
Consideration - Contingent cash payable(i)	3,331,019

Total considerations	6,331,019

Less: Identifiable net assets acquired as of January 12, 2021
Cash and cash equivalents acquired in the business combination	349,323
Accounts receivable, net	2,648,789
Prepayments and other current assets	90,755
Intangible asset - franchise agreement	2,200,000
Accrued expenses and other current liabilities	(43,279)
Deferred tax liabilities	(550,000)

Total identifiable assets acquired and liabilities assumed	4,695,588

Goodwill	1,635,431

Goodwill recognized on the acquisition is attributable mainly to the skills and technical talent of the target Company’s work force. None of the goodwill is expected to be deductible for income tax purpose.

(i)	In December 2022, the Company and the sellers confirmed separately in writing that the performance target for the third performance period from October 2021 to December 2021 and the performance target for the fourth performance period from January 2022 to March 2022 were partially achieved and the cash payment for the third performance period and fourth performance period from October 2021 to March 2022 was RMB0.6 million and subsequently paid in January 2023. The difference between the actual payment and fair value of the contingent consideration payable of RMB 0.1 million was included in general and administrative expenses for the year ended December 31, 2022.

On April 30, 2023, SH DDC entered into a purchase agreement with four entities controlled by Mr. Liao Xuefeng, (together as “the MW Sellers”) to acquire 100% interest in four online stores on Pinduoduo platform (“collectively referred to as PDD Stores”), for cash of approximately RMB402,755, subject to adjustments during the subsequent performance periods. PDD Stores are principally engaged in online sales of self-heated hotpots. This acquisition enables the Company to expand its custom traffic through a wide range of online channels and broadens the source of income of the Company.

Lin’s

On February 1, 2022, the Company entered into a Share Subscription Agreement (“the SSA”) with Mr. Lin Kai Hang, and other two natural persons, (collectively referred to as “the Founder”) to subscribe 209 ordinary shares, representing 51% of the entire issued share capital of Lin’s Group Limited (“Lin’s”), immediately upon completion of such issuance and allotment on February 1, 2022. Lin’s is principally engaged in sales of ready-to-cook seasoning packages to online and offline customers.

The subscription consideration includes cash consideration of US$138,000 and 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the Founder.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Considerations:
Consideration - Cash payable	880,291
Consideration - Fair value of preferred shares to be issued (i)	1,398,431

Total considerations	2,278,722

Less: Identifiable net assets acquired as of February 1, 2022
Cash and cash equivalents acquired in the business combination	151,470
Accounts receivable, net	311,041
Prepayments and other current assets	16,812
Property, plant and equipment, net	118,574
Intangible asset - Brand name	213,096
Intangible asset - Customer relationship	339,470
Operating lease Right-of-use assets	482,413
Contract liabilities	(4,927)
Accrued expenses and other current liabilities	(430,507)
Current portion of operating lease liabilities	(93,468)
Operating lease liabilities	(388,945)
Deferred tax liabilities	(91,173)

Total identifiable assets acquired and liabilities assumed	623,856

Add: Fair value of equity held by non-controlling interest (ii)	1,744,476

Goodwill	3,399,342

(i)	The Company determined the fair value of the Company’s preferred shares with the assistance of an independent third-party valuation firm, utilizing the discounted cash flow method to determine the underlying equity value and adopted equity allocation model.

(ii)	The fair value of the non-controlling interest in Lin’s was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lin’s.

Lishang

On May 1, 2022, Shanghai DayDayCook entered into a purchase agreement with Ms. Chen Di and two other her nominee shareholders (“the Seller”) to acquire 51% equity interest of Shanghai Lishang Trading Limited (“Lishang”). Lishang is principally engaged in sales of RTC and RTE product gift boxes.

Acquisition of Lishang shall diversify the Company’s existing business portfolio and broaden the source of income of the Company.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The acquisition was completed when the Company obtained control over Lishang on May 1, 2022.

The total consideration payable by the Company includes a fixed cash consideration of RMB2.9 million to be paid in four installments.

In addition, the Company may be required to grant share options to the Lishang Seller which was accounted for as share-based compensation (note 21).

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Consideration - Cash payable	2,609,153

Less: Identifiable net assets acquired as of May 1, 2022
Cash and cash equivalents acquired in the business combination	2,071,881
Inventories	150,369
Prepayments and other current assets	846,544
Intangible asset - Customer relationship	1,500,000
Operating lease Right-of-use assets	3,003,335
Accounts payable	(159,500)
Short-term bank borrowings	(3,050,000)
Accrued expenses and other current liabilities	(58,253)
Current portion of operating lease liabilities	(212,294)
Operating lease liabilities	(2,791,041)
Deferred tax assets	100,809

Total identifiable assets acquired and liabilities assumed	1,401,850

Add: Fair value of equity held by non-controlling interest (i)	2,005,467

Goodwill	3,212,770

(i)	The fair value of the non-controlling interest in Lishang was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Lishang.

YJW and KeKe

On June 17, 2022 the Company formed two entities, Quanzhou DDC and Quanzhou Weishi with the Company and Mr. Zheng Dongfang holding the respective 60% and 40% equity interests. These entities were set up as the transferees of the YJW and the KeKe Target Assets.

The transaction was accounted for under the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The acquisition was completed when Quanzhou DDC and Quanzhou Weishi obtained control over the Target Assets on June 17, 2022.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Considerations:
Consideration - Cash payable	1,500,000
Consideration - Share options	9,809,039

Total considerations	11,309,039

Less: Identifiable net assets acquired of the YJW Target Assets as of June 17, 2022
Inventories	420,016
Prepayments and other current assets	12,064,620
Intangible asset – Customer relationship	2,300,000
Deferred tax liabilities	(575,000)

Total identifiable assets acquired and liabilities assumed	14,209,636

Add: Fair value of equity held by non-controlling interest (i)	6,031,487

Goodwill	3,130,890

(i)	The fair value of the non-controlling interest in YJW was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in YJW.
RMB

Consideration - Share options	8,683,415

Less: Identifiable net assets acquired of the KeKe Target Assets as of June 17, 2022
Inventories	544,261
Prepayments and other current assets	10,178,171
Intangible asset – Customer relationship	1,000,000
Deferred tax liabilities	(250,000)

Total identifiable assets acquired and liabilities assumed	11,472,432

Add: Fair value of equity held by non-controlling interest (i)	4,631,154

Goodwill	1,842,137

(i)	The fair value of the non-controlling interest in KeKe was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in KeKe.

Cook SF

On May 26, 2023, the Company entered into a purchase agreement with Ms. Nona Lim and other selling shareholders to acquire 100% interest in Cook San Francisco, LLC. (“Cook SF”). Cook SF operates the brand “Nona Lim”, an Asian food brand sells RTC product based in USA. This acquisition enables the Company to expand its customer base into the US market.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The acquisition was completed when the Company obtained control over Cook SF on July 1, 2023.

The subscription consideration includes cash consideration of US$1,977,516 (equivalent to RMB13.71 million), and payable consideration of US$1,318,374 (equivalent to RMB9.53 million) settled in certain ordinary shares. The Company also funded the extinguishment of the Cook SF’s debt of cash consideration of US$ $25,000(equivalent to RMB0.18 million), and payable consideration of $348,000 (equivalent to RMB 2.51 million) settled in certain ordinary shares.

As of December 31, 2023, the Company has paid all the cash consideration and issued certain ordinary shares.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Considerations:
Consideration - Cash payable	13,713,780
Consideration - Payable settled in certain ordinary shares	9,526,307
Consideration - Extinguishment debt settled in cash	180,645
Consideration - Extinguishment debt settled in certain ordinary shares	2,514,578

Total considerations	25,935,310

Less: Identifiable net assets acquired as of July 1, 2023
Cash and cash equivalents acquired in the business combination	6,796,462
Accounts receivable	981,979
Inventories	3,725,134
Prepayments and other current assets	2,895,627
Property, plant and equipment	338,595
Intangible asset - Brand name	3,612,900
Accounts payable	(3,222,859)
Short-term bank borrowings	(181,250)
Current portion of long-term bank borrowings	(302,838)
Contract liabilities	(38,088)
Accrued expenses and other current liabilities	(13,523,241)
Current portion of finance lease liabilities	(108,626)
Long-term bank borrowings	(235,451)
Finance lease liabilities	(88,044)
Deferred tax liabilities	(1,083,870)

Total identifiable assets acquired and liabilities assumed	(433,570)

Goodwill	26,368,880

Shanghai Yuli Development Limited (“Yuli”)

On April 1, 2023, Shanghai DayDayCook entered into a purchase agreement with Ms. Chen Di and two other shareholders (“the Yuli Seller”) to acquire 51% equity interest of Shanghai Yuli Development Limited (“Yuli”). Yuli is principally engaged in sales of RTC and RTE gift product vouchers.

Acquisition of Yuli shall diversify the Company’s existing business portfolio and broaden the source of income of the Company.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The acquisition was completed when the Company obtained control over Yuli on July 1, 2023.

The total consideration payable by the Company is a fixed cash consideration of RMB4.14 million to be paid in four installments.

In addition, the Company may be required to grant share options to the Yuli Seller at the end of each performance period, adjusted based on the achievement of Yuli’s revenue, gross profit and net profit for each of the four performance periods during July 1, 2023 to December 31, 2026, over the target performance. If the qualified IPO does not occur by March 31, 2026, the Company is obliged to deliver a fixed amount of RMB24.50 million cash, with all previously issued share options, if any, cancelled.

As the Company completed IPO on November 17, 2023, RMB 24.50 million is not required to be paid by the Company. All share options will be settled in shares based on the actual performances during the performance periods.

On December 1, 2023, the Company entered into a supplemental agreement with the Yuli Seller to adjust the cash consideration to RMB2.15 million due to the subsequent financial due diligence results of the historical financial information of Yuli. The Company adjusted the provisional amount at the acquisition date on July 1, 2023, because this adjustment results from new information about facts and circumstances that existed at the acquisition date and falls within the measurement period.

In addition, the performance periods of the share options to be granted to the Yuli Seller were shortened to two performance periods during July 1, 2023 to December 31, 2024. And the target performances were also modified accordingly.

As of December 31, 2023, the Company has not issued any share options to the Yuli Seller as the financial information of Yuli for the first performance periods up to December 31, 2023 was still under preparation and was subject to audit.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Consideration - Cash payable	1,892,830

Less: Identifiable net assets acquired as of July 1, 2023
Cash and cash equivalents acquired in the business combination	1,120,094
Accounts receivable	635,396
Prepayments and other current assets	3,197,779
Intangible asset – Customer relationship	2,400,000
Short-term borrowings	(4,273,000)
Contract liabilities	(2,640,046)
Accrued expenses and other current liabilities	(161,263)
Deferred tax liabilities	(572,955)

Total identifiable assets acquired and liabilities assumed	(293,995)

Add: Fair value of equity held by non-controlling interest (i)	1,309,393

Goodwill	3,496,218

(i)	The fair value of the non-controlling interest in Yuli was measured based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumption includes adjustments because of the lack of control that market participants would consider when estimating the fair value of the noncontrolling interest in Yuli.

Yai’s Thai, LLC (“Yai’s Thai”)

On December 26, 2023, the Company entered into a purchase agreement with shareholders of Yai’s Thai, Inc. to acquire its 100% interest of shares. Yai’s Thai operates the brand “Yai’s Thai”, a Thai American food brand selling curry and sauce products based in USA. This acquisition enables the Company to expand its customer base into the US market.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The acquisition was completed when the Company obtained control over Yai’s Thai on February 1, 2024.

The subscription consideration includes cash consideration of US$1,674,461 (equivalent to RMB12.04 million), and payable consideration of US$6,697,842 (equivalent to RMB48.15 million) settled in certain ordinary shares.

As of December 31, 2024, the Company has paid all the cash consideration and issued certain ordinary shares.

The Company made estimates and judgments in determining the fair value of consideration transferred, acquired assets and liabilities assumed, based on management’s experiences with similar assets and liabilities with the assistance of an independent valuation firm. The allocation of the purchase price is as follows:

RMB

Considerations:
Consideration - Cash payable	12,036,695
Consideration - Payable settled in certain ordinary shares	48,146,767

Total considerations	60,183,462

Less: Identifiable net assets acquired as of January 31, 2024
Cash and cash equivalents acquired in the business combination	1,484,570
Accounts receivable	2,245,419
Inventories	3,764,364
Other current assets	474,117
Property, plant and equipment	24,584
Intangible asset – Trade mark	884,173
Intangible asset – Customer relationship	23,613,894
Non-operating assets	247,324
Accounts payable	(12,872,591)
Other current liabilities	(8,701,997)
Deferred tax liabilities	(5,144,594)

Total identifiable assets acquired and liabilities assumed	6,019,263

Goodwill	54,164,199